INCOME TAX EXPENSE (Schedule of Loss before income tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (6,176)	¥ (6,179)	¥ (4,445)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | ¥			(23,817)	(18,591)
Total loss before income tax for the year | ¥		(6,176)	(29,996)	(23,036)
USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (897)
LOSS BEFORE INCOME TAX FROM DISCONTINUED OPERATIONS | $
Total loss before income tax for the year | $	(897)
PRC
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(2,321)	(1,071)	(1,171)
PRC | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(337)
VIRGIN ISLANDS, BRITISH
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		(3,805)	(5,064)	(3,225)
VIRGIN ISLANDS, BRITISH | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	(553)
HONG KONG
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | ¥		¥ (50)	¥ (44)	¥ (49)
HONG KONG | USD [Member]
Disclosure of geographical areas [line items]
LOSS BEFORE INCOME TAX FROM CONTINUING OPERATIONS | $	$ (7)